Subsequent Events - Additional Information (Detail)																			9 Months Ended		12 Months Ended
	Nov. 04, 2015	Oct. 14, 2015 USD ($) Debenture	Mar. 05, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($)	Feb. 02, 2015 USD ($)	Jan. 30, 2015 USD ($) $ / shares	Jan. 15, 2015 shares	Jan. 05, 2015 USD ($)	Nov. 24, 2014 USD ($)	Sep. 26, 2014 USD ($)	Sep. 24, 2014 USD ($)	Sep. 19, 2014 USD ($)	Aug. 26, 2014 USD ($)	Aug. 25, 2014 USD ($)	Jul. 22, 2014 USD ($)	Jul. 21, 2014 USD ($)	May. 08, 2014 USD ($)	Dec. 17, 2013 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Dec. 31, 2014 USD ($) Closings $ / shares	Dec. 31, 2012 shares	Apr. 09, 2015 USD ($)	Mar. 13, 2015 $ / shares	Jan. 31, 2015 $ / shares	Jan. 28, 2015 USD ($)	Jan. 25, 2015 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Restricted common stock, amount																												$ (15,000)
Proceeds from convertible debt																			$ 7,432,128	$ 3,500,000	$ 3,475,000
Fixed conversion rate | $ / shares																			$ 0.75	$ 11.75	$ 11.75
Debt instrument, convertible, terms of conversion feature																			The Company may make the amortization payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Number of closings | Closings																					6
Sixth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					$ 5,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Fixed conversion rate | $ / shares																			$ 0.09
Conversion of warrants, shares | shares																			67,475,105
Sale of stock, shares to be issued | shares																						2,463,000
Vaporfection International Inc. [Member]
Subsequent Event [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract																		1 year
Operating Leases, Rent Expense, Minimum Rentals																		$ 1,981
Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																					$ 12,434
Debt Instrument, Interest Rate, Stated Percentage																					5.99%
Debt Instrument, Maturity Date																					May 05, 2015
Note Warrant [Member]
Subsequent Event [Line Items]
Warrants exercisable period																					5 years
Purchase an amount of Company Common Stock, as a percentage of principal amount of notes																					50.00%
Warrants, exercise price as a percentage of conversion price																					200.00%
Debt instrument, convertible, terms of conversion feature																					The Conversion Price of the Warrants is either (i) 85% of the volume-weighted average price of the Common Stock for the thirty trading days prior to notice of Conversion or (ii) 85% of the per share price of the Company's next common stock offering of not less than $2 million. Mr. Siegel and Mr. Lowe also received registration rights for the shares underlying the Siegel Notes and the Lowe Notes, respectively.
Option One [Member] | First Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					$ 2,000,000
Option One [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option One [Member] | Third Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option One [Member] | Fourth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option One [Member] | Fifth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					2,000,000
Option Two [Member] | First Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Third Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Fourth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Option Two [Member] | Fifth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration																					1,000,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 2,500,000				$ 3,500,000			$ 4,994,000		$ 3,750,000					$ 1,500,000
Proceeds from convertible debt									$ 250,000		$ 500,000	$ 1,000,000		$ 1,000,000		$ 1,000,000			$ 150,000
Warrant instrument grant agreement, description																			The Modified Debentures also included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, with a three year term.		The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the "Reference Price") equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term.
Exercise price term																					The Company also entered into a Debenture Amendment Agreement and an Amended and Restated Debenture for the amount outstanding under the original Debenture, (1) reflecting the terms set forth above, (2) providing for accrued and unpaid interest to be payable upon conversion or maturity rather than on specified payment dates and (3) amending the conversion price of the Debenture to be equal to the lower of $5.00 or 51% of the lowest volume weighted average price for the 20 consecutive trading days prior to the applicable conversion date.
Debenture fee percentage																					5.00%
Fixed conversion rate | $ / shares						$ 5.00													$ 1.83					$ 1.83
Debt Instrument, Interest Rate, Stated Percentage												5.00%				10.00%
Debt instrument, convertible, terms of conversion feature																			They were originally convertible at a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to conversion.		Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt Instrument, Maturity Date												Sep. 19, 2015				Jul. 21, 2015
Debentures [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 3,000,000
Debt Instrument, Tranche One [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 1,000,000				1,000,000
Proceeds from convertible debt																1,000,000			$ 650,000
Debt Instrument, Tranche Two [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 1,500,000				1,000,000
Proceeds from convertible debt													$ 1,000,000						500,000
Debt Instrument, Tranche Three [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																							$ 450,000
Debt Instrument, Tranche Three [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 1,000,000
Proceeds from convertible debt										$ 500,000									$ 500,000
Land and Building [Member]
Subsequent Event [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract															5 years		5 years
Operating Leases, Rent Expense, Minimum Rentals															$ 20,000		$ 7,400
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued | shares			22,160,000
Sale of stock, consideration			$ 15,000,000
Subsequent Event [Member] | Restricted Stock [Member] | PVM International Inc. (PVMI) [Member]
Subsequent Event [Line Items]
Sale of stock, consideration			$ 5,000,000
Sale of stock, price per share received | $ / shares			$ 2
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued | shares			2,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued | shares			12,160,000
Subsequent Event [Member] | Vaporfection International Inc. [Member]
Subsequent Event [Line Items]
Conversion of warrants, shares | shares							206,480
Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Notes payable				$ 249,000
Debt Instrument, Maturity Date				Jul. 01, 2015
Debt instrument late charge percentage on principal				5.00%
Subsequent Event [Member] | Minimum [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Restricted common stock, amount																											$ 1,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 1,800,000																				1,500,000
Fixed conversion rate | $ / shares																								$ 1.83	$ 5.00
Subsequent Event [Member] | Convertible Debt [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						200,000																				100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within thirty (30) days of the closing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						100,000																				100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						100,000																				100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						500,000																				$ 1,200,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						500,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						100,000
Subsequent Event [Member] | Convertible Debt [Member] | Funded at the Closing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						200,000
Subsequent Event [Member] | Convertible Subordinated Debt [Member] | Mr. Ned L. Siegel, the chairman of the Company's Board[Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%		8.00%
Subordinated convertible promissory notes, maturity period						3 years		3 years
Subsequent Event [Member] | Convertible Subordinated Debt [Member] | Directors [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 50,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Subordinated convertible promissory notes, maturity period					3 years
Subsequent Event [Member] | October 2015 Debentures [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 2,000,000
Number of debentures issued | Debenture		7
Subsequent Event [Member] | Land and Building [Member]
Subsequent Event [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract		5 years
Operating Leases, Rent Expense, Minimum Rentals		$ 2,500
Subsequent Event [Member] | Southwest [Member]
Subsequent Event [Line Items]
Profits after deduction of direct expenses	10.00%
Term of Agreement	5 years
Agreement extension terms	through mutual agreement by successive two year terms